INTANGIBLE ASSETS, NET (Details Textual) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Amortization of Intangible Assets	$ 1,026,761	$ 737,203	$ 461,482
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	2,437,036
Finite-Lived Intangible Assets, Amortization Expense, Year Two	2,121,651
Finite-Lived Intangible Assets, Amortization Expense, Year Three	2,042,053
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,896,290
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 1,763,095